ROPES & GRAY LLP ONE INTERNATIONAL PLACE BOSTON, MA 02110-2624 WWW.ROPESGRAY.COM

February 26, 2010
Jacob E. Comer
(617) 951-7913
jacob.comer@ropegray.com

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attn:  Patricia Williams, Esq.

Re:	Pax World Funds Series Trust I (the “Registrant”)
Post-Effective Amendment No. 61 to Registration Statement on Form N-1A
File Nos. 811-02064, 002-38679

Dear Ms. Williams:

Enclosed for filing on behalf of the Registrant is post-effective amendment no. 61 to the registration statement of the Registrant on Form N-1A (the “Amendment”).  The Amendment is being filed for the purpose of conforming the Registrant’s registration statement to the revised Form N-1A.

No fees are required in connection with this filing.

Please direct any questions regarding the enclosed materials to the undersigned at (617) 951-7913.

Sincerely,

/s/ Jacob E. Comer

Jacob E. Comer

Enclosure

cc:	Joseph Keefe, Esq.
Brian McCabe, Esq.